Extinguishment of Debt (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accrued officer compensation		$ 33,000			$ 15,000
Chief Executive Officer [Member]
Extinguished debt	$ 53,703
Accrued officer compensation	$ 20,000